Goodwill and Other Intangible Assets - Summary of Carrying Value of Goodwill and Indefinite Life Brands Allocated to Cash-generating Units for Impairment Testing (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for cash-generating units [Line Items]
Goodwill	$ 313	$ 237
Brands	250	193
Americas Managed [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	69	63
Brands	203	193
Americas franchised [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	37	37
Brands	0
Europe Middle East Asia and Africa Europe managed [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	29	21
Brands	13
Europe Middle East Asia and Africa Europe franchised [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	10	10
Brands	0
Europe Middle East Asia and Africa rest of region [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	113	106
Brands	23
Greater China [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	7
Brands	11
UK Leased portfolio [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	48
Brands	0
Cash-generating units [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	265	237
Brands	$ 250	$ 193